Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN INCOME FUND
Entity Central Index Key	0000717854
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000032333
Shareholder Report [Line Items]
Fund Name	Elfun Income Fund
Trading Symbol	EINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Income Fund	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Duration allocation had a negative impact on performance and was the primary driver of Fund performance relative to the Index during the reporting period, while security selection had a positive impact.

Our view in the fourth quarter of 2023 was that the economy, inflation and interest rates had peaked and were likely to decline over the reporting period. This outlook had the Fund begin the reporting period with a significant over-weight allocation to duration and a modest over-weight to credit sectors. The USA Federal Reserve cut the Fed Funds rate by 100bps, but the yield on the 10-year U.S. Treasury note increased from 3.88% to 4.57%, due to the positive expected economic impact from the Republican 2024 electoral sweep, during the reporting period. The Fund’s duration over-weight position contributed negatively to its performance relative to its Benchmark.

Security selection in the investment grade corporate and CMBS allocations generated positive excess returns, while agency MBS detracted from performance.

The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the reporting period, with each product negatively contributing to Fund performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	EINFX	Bloomberg US Aggregate Bond Index
12/31/14	$10,000	$10,000
01/31/15	$10,194	$10,210
02/28/15	$10,137	$10,114
03/31/15	$10,176	$10,161
04/30/15	$10,137	$10,124
05/31/15	$10,105	$10,100
06/30/15	$9,995	$9,990
07/31/15	$10,043	$10,059
08/31/15	$10,023	$10,045
09/30/15	$10,039	$10,113
10/31/15	$10,108	$10,114
11/30/15	$10,072	$10,088
12/31/15	$10,022	$10,055
01/31/16	$10,066	$10,193
02/29/16	$10,117	$10,266
03/31/16	$10,293	$10,360
04/30/16	$10,387	$10,400
05/31/16	$10,372	$10,402
06/30/16	$10,556	$10,589
07/31/16	$10,658	$10,656
08/31/16	$10,679	$10,644
09/30/16	$10,662	$10,638
10/31/16	$10,597	$10,556
11/30/16	$10,343	$10,307
12/31/16	$10,376	$10,321
01/31/17	$10,414	$10,341
02/28/17	$10,489	$10,411
03/31/17	$10,483	$10,405
04/30/17	$10,579	$10,486
05/31/17	$10,658	$10,566
06/30/17	$10,643	$10,556
07/31/17	$10,702	$10,601
08/31/17	$10,782	$10,696
09/30/17	$10,747	$10,645
10/31/17	$10,759	$10,652
11/30/17	$10,731	$10,638
12/31/17	$10,781	$10,687
01/31/18	$10,682	$10,564
02/28/18	$10,553	$10,464
03/31/18	$10,616	$10,531
04/30/18	$10,527	$10,452
05/31/18	$10,590	$10,527
06/30/18	$10,559	$10,514
07/31/18	$10,586	$10,516
08/31/18	$10,652	$10,584
09/30/18	$10,592	$10,516
10/31/18	$10,513	$10,433
11/30/18	$10,550	$10,495
12/31/18	$10,695	$10,688
01/31/19	$10,868	$10,801
02/28/19	$10,865	$10,795
03/31/19	$11,079	$11,002
04/30/19	$11,096	$11,005
05/31/19	$11,263	$11,201
06/30/19	$11,425	$11,341
07/31/19	$11,442	$11,366
08/31/19	$11,705	$11,661
09/30/19	$11,652	$11,599
10/31/19	$11,689	$11,634
11/30/19	$11,694	$11,628
12/31/19	$11,711	$11,620
01/31/20	$11,887	$11,843
02/29/20	$12,003	$12,056
03/31/20	$11,749	$11,985
04/30/20	$12,059	$12,198
05/31/20	$12,200	$12,255
06/30/20	$12,309	$12,332
07/31/20	$12,545	$12,517
08/31/20	$12,466	$12,416
09/30/20	$12,443	$12,409
10/31/20	$12,409	$12,353
11/30/20	$12,611	$12,475
12/31/20	$12,650	$12,492
01/31/21	$12,563	$12,402
02/28/21	$12,392	$12,223
03/31/21	$12,262	$12,071
04/30/21	$12,359	$12,166
05/31/21	$12,403	$12,206
06/30/21	$12,510	$12,291
07/31/21	$12,648	$12,429
08/31/21	$12,628	$12,405
09/30/21	$12,523	$12,298
10/31/21	$12,512	$12,294
11/30/21	$12,532	$12,331
12/31/21	$12,499	$12,299
01/31/22	$12,209	$12,034
02/28/22	$12,046	$11,900
03/31/22	$11,711	$11,569
04/30/22	$11,271	$11,130
05/31/22	$11,326	$11,202
06/30/22	$11,111	$11,026
07/31/22	$11,394	$11,296
08/31/22	$11,062	$10,977
09/30/22	$10,566	$10,502
10/31/22	$10,454	$10,366
11/30/22	$10,878	$10,748
12/31/22	$10,816	$10,699
01/31/23	$11,196	$11,028
02/28/23	$10,879	$10,743
03/31/23	$11,160	$11,016
04/30/23	$11,238	$11,083
05/31/23	$11,093	$10,962
06/30/23	$11,048	$10,923
07/31/23	$11,049	$10,915
08/31/23	$10,970	$10,846
09/30/23	$10,627	$10,570
10/31/23	$10,410	$10,403
11/30/23	$10,953	$10,874
12/31/23	$11,441	$11,291
01/31/24	$11,409	$11,260
02/29/24	$11,202	$11,100
03/31/24	$11,310	$11,203
04/30/24	$10,961	$10,920
05/31/24	$11,175	$11,105
06/30/24	$11,306	$11,210
07/31/24	$11,569	$11,472
08/31/24	$11,775	$11,637
09/30/24	$11,932	$11,793
10/31/24	$11,564	$11,500
11/30/24	$11,697	$11,622
12/31/24	$11,471	$11,432

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
EINFX	0.26%	(0.41%)	1.38%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 134,033,728
Holdings Count | Holding	1,203
Advisory Fees Paid, Amount	$ 227,611
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$134,033,728 Number of Portfolio Holdings1,203 Portfolio Turnover Rate48% Total Advisory Fees Paid$227,611
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
0 to 1 Year	8.2%
1 to 2 Years	4.0%
2 to 3 Years	5.1%
3 to 5 Years	13.0%
5 to 10 Years	20.2%
10 to 20 Years	7.4%
20 to 30 Years	18.5%
Greater than 30 Years	21.9%

Top Security Type

Asset	%
Corporate Notes	33.0%
Agency Mortgage Backed	29.3%
U.S. Treasuries	28.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Sovereign Bonds	0.9%
Agency Collateralized Mortgage Obligations	0.9%
Municipal Bonds and Notes	0.2%